UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5078

MFS GOVERNMENT MARKETS INCOME TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Government Markets Income Trust

8/31/08
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS Government Markets Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/08

Issuer	Shares/Par	Value ($)
Bonds – 97.7%
U.S. Bonds – 94.0%
Agency – Other – 13.0%
Financing Corp., 10.7%, 2017	$4,095,000	$5,928,680
Financing Corp., 9.4%, 2018	3,085,000	4,199,894
Financing Corp., 9.8%, 2018	4,350,000	6,074,349
Financing Corp., 10.35%, 2018	6,820,000	9,882,555
Financing Corp., STRIPS, 0%, 2017	5,000,000	3,349,940
		$29,435,418
Asset Backed & Securitized – 1.1%
Merrill Lynch Mortgage Trust, FRN, 6.022%, 2050	$750,000	$461,185
Prudential Securities Secured Financing Corp., FRN, 7.285%, 2013 (z)	1,819,000	1,178,739
Wachovia Bank Commercial Mortgage Trust, FRN, 6.099%, 2051	1,000,000	857,966
		$2,497,890
Brokerage & Asset Managers – 0.4%
Lehman Brothers Holdings, Inc., 7.5%, 2038 (a)	$209,000	$185,088
Merrill Lynch & Co., Inc., 6.05%, 2016	750,000	679,391
		$864,479
Building – 0.2%
CRH America, Inc., 8.125%, 2018	$397,000	$404,904
Food & Beverages – 0.5%
Dr. Pepper Snapple Group, Inc., 6.82%, 2018 (n)	$231,000	$235,219
Kraft Foods, Inc., 6.125%, 2018	960,000	941,687
		$1,176,906
Mortgage Backed – 62.5%
Fannie Mae, 4.79%, 2012	$3,522,804	$3,543,835
Fannie Mae, 4.543%, 2013	826,890	812,645
Fannie Mae, 5%, 2013 - 2027	4,726,508	4,756,447
Fannie Mae, 5.06%, 2013	391,522	391,461
Fannie Mae, 5.37%, 2013	1,018,323	1,035,456
Fannie Mae, 4.589%, 2014	729,291	712,476
Fannie Mae, 4.609%, 2014	1,874,626	1,833,667
Fannie Mae, 4.77%, 2014	480,861	472,518
Fannie Mae, 4.848%, 2014	2,866,041	2,830,767
Fannie Mae, 4.871%, 2014	1,763,577	1,747,295
Fannie Mae, 5.1%, 2014	516,055	514,533
Fannie Mae, 4.7%, 2015	471,983	460,095
Fannie Mae, 4.74%, 2015	382,387	373,372
Fannie Mae, 4.78%, 2015	535,468	522,779
Fannie Mae, 4.815%, 2015	543,000	531,657
Fannie Mae, 4.82%, 2015	1,433,808	1,405,888
Fannie Mae, 4.85%, 2015	336,436	330,673
Fannie Mae, 4.86%, 2015	158,638	156,249
Fannie Mae, 4.87%, 2015	356,433	350,214
Fannie Mae, 4.89%, 2015	399,446	393,259
Fannie Mae, 4.926%, 2015	1,319,771	1,303,018
Fannie Mae, 5.466%, 2015	882,595	894,584
Fannie Mae, 5.09%, 2016	500,000	493,006
Fannie Mae, 5.423%, 2016	787,414	795,603
Fannie Mae, 5.845%, 2016	453,305	468,638
Fannie Mae, 6.5%, 2016 - 2036	6,665,160	6,910,895
Fannie Mae, 5.05%, 2017	525,300	516,512
Fannie Mae, 5.3%, 2017	590,722	588,962
Fannie Mae, 5.5%, 2017 - 2035	54,301,286	54,029,129
Fannie Mae, 6%, 2017 - 2037	16,518,309	16,782,421
Fannie Mae, 4.88%, 2020	326,157	319,006

MFS Government Markets Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
Mortgage Backed – continued
Freddie Mac, 4.5%, 2015 - 2021	502,921	$503,878
Freddie Mac, 5%, 2016 - 2027	6,712,320	6,762,102
Freddie Mac, 6%, 2021 - 2038	1,950,791	1,974,850
Freddie Mac, 5.5%, 2022 - 2035	12,422,300	12,404,703
Freddie Mac, 3.75%, 2024	442,779	441,542
Freddie Mac, 4%, 2024	472,032	471,645
Freddie Mac, 6.5%, 2037	2,593,906	2,667,223
Ginnie Mae, 5.5%, 2033 - 2038	8,168,411	8,178,792
Ginnie Mae, 5.612%, 2058	1,144,616	1,150,160
Ginnie Mae, 6.36%, 2058	1,029,459	1,066,174
		$141,898,129
Municipals – 3.5%
California Educational Facilities Authority Rev. (Stanford University), “T-1”, 5%, 2039	$3,075,000	$3,208,363
Illinois Regional Transportation Authority, “A”, N, 5.75%, 2034	1,125,000	1,271,374
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2028	1,045,000	1,148,465
Massachusetts Water Resources Authority Rev., “B”, N, 5.25%, 2035	1,310,000	1,406,770
Minnesota Public Facilities Authority, Water Pollution Control Rev., “B”, 5%, 2018	895,000	990,434
		$8,025,406
Other Banks & Diversified Financials – 0.3%
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	$750,000	$646,427
Real Estate – 0.3%
Simon Property Group, Inc., REIT, 5.875%, 2017	$750,000	$698,474
U.S. Government Agencies – 5.8%
Aid-Egypt, 4.45%, 2015	1,755,000	$1,794,330
Farmer Mac, 5.5%, 2011 (n)	3,010,000	3,169,292
Small Business Administration, 8.875%, 2011	105,321	106,691
Small Business Administration, 6.34%, 2021	827,273	847,882
Small Business Administration, 6.35%, 2021	950,496	974,300
Small Business Administration, 6.44%, 2021	776,804	797,556
Small Business Administration, 6.625%, 2021	921,198	957,966
Small Business Administration, 5.52%, 2024	1,086,568	1,084,586
U.S. Department of Housing & Urban Development, 6.36%, 2016	1,580,000	1,661,446
U.S. Department of Housing & Urban Development, 6.59%, 2016	1,676,000	1,698,857
		$13,092,906
U.S. Treasury Obligations – 6.4%
U.S. Treasury Bonds, 11.25%, 2015	$499,000	$727,955
U.S. Treasury Bonds, 4.75%, 2037	2,000,000	2,101,876
U.S. Treasury Bonds, 4.375%, 2038	3,225,000	3,202,073
U.S. Treasury Notes, 2.625%, 2010	3,055,000	3,073,617
U.S. Treasury Notes, 4.125%, 2012 (f)	3,413,000	3,571,650
U.S. Treasury Notes, 4.75%, 2014	1,827,000	1,981,725
		$14,658,896
Total U.S. Bonds		$213,399,835
Foreign Bonds – 3.7%
Canada – 0.8%
Canadian Pacific Railway Co., 6.5%, 2018	$830,000	$817,382
Rogers Communications, Inc., 6.8%, 2018	1,000,000	1,014,076
		$1,831,458
Chile – 0.8%
Codelco, Inc., 6.15%, 2036	$1,092,000	$1,043,622

MFS Government Markets Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Foreign Bonds – continued
Chile – continued
HQI Transelec Chile S.A., 7.875%, 2011	$680,000	$715,015
		$1,758,637
Italy – 0.1%
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)	$200,000	$183,284
Luxembourg – 0.0%
ArcelorMittal, 6.125%, 2018 (n)	$91,000	$87,515
Malaysia – 0.2%
Petronas Capital Ltd., 7.875%, 2022	$433,000	$521,088
Mexico – 0.9%
Grupo Televisa S.A., 6%, 2018	$188,000	$183,879
Pemex Project Funding Master Trust, 6.625%, 2035	552,000	544,911
Pemex Project Funding Master Trust, 5.75%, 2018 (n)	528,000	518,736
Pemex Project Funding Master Trust, 9.375%, 2008	541,000	549,818
United Mexican States, 8.3%, 2031	128,000	160,640
		$1,957,984
Panama – 0.0%
Republic of Panama, 7.25%, 2015	$8,000	$8,680
Portugal – 0.0%
EDP Finance B.V., 6%, 2018 (n)	$100,000	$99,187
Russia – 0.4%
Gazprom International S.A., 7.201%, 2020	$630,322	$626,603
TransCapitalInvest Ltd., 5.67%, 2014	215,000	196,474
		$823,077
United Kingdom – 0.5%
Diageo Capital PLC, 5.75%, 2017	$520,000	$515,376
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (n)	750,000	626,453
		$1,141,829
Total Foreign Bonds		$8,412,739
Total Bonds		$221,812,574
Repurchase Agreements – 1.6%
Merrill Lynch, 2.13%, dated 8/29/08, due 9/02/08, total to be received $3,719,880 (secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account)	$3,719,000	$3,719,000
Total Investments		$225,531,574

Other Assets, Less Liabilities – 0.7%		1,491,446
Net Assets – 100.0%		$227,023,020

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $4,919,686, representing 2.2% of net assets.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Prudential Securities Secured Financing Corp., FRN,
7.285%, 2013	12/06/04	$2,019,445	$1,178,739
% of Net Assets			0.5%

MFS Government Markets Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/08 - continued

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT	Real Estate Investment Trust
STRIPS	Separate Trading of Registered Interest and Principal of Securities

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

DKK Danish Krone

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Government Markets Income Trust

Supplemental Information (Unaudited) 8/31/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in Total Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of August 31, 2008 in valuing the fund’s assets carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$225,531,574	$—	$225,531,574
Other Financial Instruments	(18,509)	187	—	(18,322)

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$228,427,141

Gross unrealized appreciation	$1,809,198
Gross unrealized depreciation	(4,704,765)

Net unrealized appreciation (depreciation)	$(2,895,567)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 8/31/2008

Forward Foreign Currency Exchange Contracts at 8/31/08

Type	Currency	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Appreciation
SELL	DKK	32,471	11/12/08	$6,639	$6,360	$279
Depreciation
BUY	DKK	32,471	11/12/08	$6,453	$6,361	$(92)

MFS Government Markets Income Trust - continued

Supplemental Information (Unaudited) 8/31/08

Futures contracts outstanding at 8/31/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Note 5 yr (Long)	96	$10,746,000	Dec-08	$(15,336)
U.S. Treasury Bond (Short )	50	5,865,625	Dec-08	5,684
U.S. Treasury Note 10 yr (Short)	120	13,860,000	Dec-08	(8,857)

				$(18,509)

At August 31, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS GOVERNMENT MARKETS INCOME TRUST

By (Signature and Title)*	/s/ ROBERT J. MANNING
Robert J. Manning, President

Date: October 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ ROBERT J. MANNING
Robert J. Manning, President
(Principal Executive Officer)

Date: October 15, 2008

By (Signature and Title)*	/s/ MARIA F. DWYER
Maria F. Dwyer, Treasurer
(Principal Financial Officer and Accounting Officer)

Date: October 15, 2008

*	Print name and title of each signing officer under his or her signature.